CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		$ 75,327,948	¥ 541,487,420	¥ 580,016,414	¥ 586,060,092
COST OF REVENUES		(53,936,782)	(387,719,164)	(406,026,720)	(458,587,778)
GROSS PROFIT		21,391,166	153,768,256	173,989,694	127,472,314
OPERATING EXPENSES
Selling expenses		(305,871)	(2,198,718)	(2,760,388)	(3,769,663)
General and administrative expenses		(2,746,666)	(19,744,131)	(24,916,851)	(34,516,321)
Research and development expenses		(15,537,347)	(111,688,665)	(161,191,572)	(93,684,006)
Stock compensation expenses				(117,415,639)
Impairment loss for goodwill				(106,274,006)	(35,493,300)
Impairment loss for long-lived assets				(6,602,198)	(13,713,233)
Change in fair value of warrant liability					832,355
Total operating expenses		(18,589,884)	(133,631,514)	(419,160,654)	(180,344,168)
(LOSS)/INCOME FROM OPERATIONS		2,801,282	20,136,742	(245,170,960)	(52,871,854)
OTHER INCOME/(EXPENSE)
Investment (loss)/income		1,723,531	12,389,436	(27,925,753)	(1,064,204)
Interest income		3,733,737	26,839,592	3,883,115	1,789,539
Finance expenses, net		(109,233)	(785,213)	(613,232)	(443,802)
Other income/(expense), net		(6,629)	(47,655)	1,127,156	2,246,901
Total other income/(expense), net		5,341,406	38,396,160	(23,528,714)	2,528,434
(LOSS)/INCOME BEFORE INCOME TAXES		8,142,688	58,532,902	(268,699,674)	(50,343,420)
BENEFIT OF/(PROVISION FOR) INCOME TAXES
Current		(777,717)	(5,590,543)	(166,476)	(102,338)
Deferred		(76,165)	(547,502)	2,666,910	3,901,192
Total benefit of/(provision for) income tax		(853,882)	(6,138,045)	2,500,434	3,798,854
NET (LOSS)/INCOME		7,288,806	52,394,857	(266,199,240)	(46,544,566)
Less: Net income attributable to non-controlling interests		1,918,382	13,790,099	2,014,100	292,942
NET (LOSS)/INCOME ATTRIBUTABLE TO MICRO ALGO INC.		5,370,424	38,604,758	(268,213,340)	(46,837,508)
NET (LOSS)/INCOME		7,288,806	52,394,857	(266,199,240)	(46,544,566)
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation adjustment		702,680	5,004,259	(57,547,208)	(30,643,029)
COMPREHENSIVE (LOSS)/INCOME		7,991,486	57,399,116	(323,746,448)	(77,187,595)
Less: Comprehensive income attributable to non-controlling interests		1,918,382	13,790,099	2,014,100	35,453
COMPREHENSIVE (LOSS)/INCOME ATTRIBUTABLE TO MICRO ALGO INC.		$ 6,073,104	¥ 43,609,017	¥ (325,760,548)	¥ (77,223,048)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic		3,669,215	3,669,215	22,810	19,930
Diluted		9,664,959	9,664,959	22,810	19,930
(LOSS)/EARNINGS PER SHARE
Basic | (per share)	[1]	$ 1.46	¥ 10.52	¥ (11,758.83)	¥ (2,350.08)
Diluted | (per share)	[1]	$ 0.56	¥ 3.99	¥ (11,758.83)	¥ (2,350.08)
Service [Member]
OPERATING REVENUES
Total operating revenues		$ 75,327,948	¥ 541,487,420	¥ 569,906,586	¥ 447,812,310
Product [Member]
OPERATING REVENUES
Total operating revenues				¥ 10,109,828	¥ 138,247,782

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, and 20 to 1) effective March 22, 2024 and December 13, 2024